Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net, consist of the following:

(in thousands)	Useful lives	December 31, 2021	December 31, 2020
Computers and software	60 months	$961	$423
Office furniture	80 months	343	271
Leasehold improvements	Shorter of lease term or estimated useful life	3,387	1,685
Medical equipment	60 months	805	515
Construction in progress		518	205
Equipment capital lease assets	Shorter of lease term or estimated useful life	162	163
Less: accumulated depreciation		(1,984)	(1,158)
Total property and equipment, net		$4,192	$2,104